Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 33,314	¥ 49,203	¥ 63,419
Life insurance costs	(246,533)	(255,070)	(200,158)
Write-downs of securities and other	(1,382)	(1,246)	(6,608)
Income tax (expense) or benefit	(68,691)	(113,912)	(144,039)
Net Income	327,039	321,589	280,926
Other (income) and expense, net	(1,301)	(429)	4,396
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	(503)	3,041	1,694
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	3,460	27,158	16,404
Finance revenues	(1,030)	(735)	(648)
Write-downs of securities and other	(1,223)	(682)	(6,217)
Total before income tax	2,634	29,465	22,711
Income tax (expense) or benefit	(680)	(9,039)	(8,255)
Net Income	1,954	20,426	14,456
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	1,573	4,228	14,297
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(146)	(504)	(1,125)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	1,071	1,035	1,021
Amortization of net actuarial loss	(919)	(894)	(1,576)
Amortization of transition obligation	(7)	(49)	(49)
Total before income tax	145	92	(604)
Income tax (expense) or benefit	(43)	(23)	160
Net Income	102	69	(444)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	(3)	(728)	(1,411)
Total before income tax	(3)	(728)	(1,411)
Income tax (expense) or benefit	0	1,296	809
Net Income	(3)	568	(602)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(638)	4,022	2,253
Income tax (expense) or benefit	135	(981)	(559)
Net Income	(503)	3,041	1,694
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	157	132	7
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net	(156)	(20)	(136)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense/Other (income) and expense, net	(639)	¥ 3,910	¥ 2,382
Reclassification out of Accumulated Other Comprehensive Income | Debt Valuation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	38
Total before income tax	38
Income tax (expense) or benefit	(11)
Net Income	¥ 27